Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 1,094,464	₩ 977,771	₩ 999,678	₩ 954,153
Trade accounts and notes receivables, net [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	634,129	558,125
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	187,706	203,346
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	258,957	210,346
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 13,672	₩ 5,954